Employee Benefits - Summary of Cash Contributions and Payments made by Bank to Principal Plans (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2024 CAD ($)
SPP [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid	$ 137
All other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid	63
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid	67
Defined contribution pension and other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid	$ 194